AMERICAN EXPRESS CERTIFICATE COMPANY

                                SEMIANNUAL REPORT
                                 TO SHAREHOLDER

                                  June 30, 2004

                                                             Report Number C-100
                                                                    AECC Reports
                                                              September 15, 2004

AMERICAN EXPRESS CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDER
June 30, 2004

TABLE OF CONTENTS

                                                                          Page

Balance Sheet                                                              2-3

Statement of Income                                                        4-5

Statement of Comprehensive Loss                                              6

Statement of Shareholder's Equity                                            7

Statement of Cash Flows                                                      8

Investments in Securities of Unaffiliated Issuers                         9-20

AMERICAN EXPRESS CERTIFICATE COMPANY
BALANCE SHEET
June 30, 2004                                                              Unaudited
--------------------------------------------------------------------------------------
                                                                          (thousands)

ASSETS

Qualified Assets
Investments in unaffiliated issuers:
  Cash and cash equivalents                                               $   101,683
  Available-for-Sale securities, at fair value                              4,622,984
  First mortgage loans on real estate and other loans, at cost                465,225
  Certificate loans - secured by certificate reserves, at cost                 14,092
                                                                         -------------

Total investments                                                           5,203,984
                                                                         -------------

Receivables:
  Dividends and interest                                                       37,317
  Investment securities sold                                                    6,074
                                                                         -------------

Total receivables                                                              43,391
                                                                         -------------

Equity index options, purchased                                               112,044
                                                                         -------------

Total qualified assets                                                      5,359,419
                                                                         -------------

Other Assets

Due from American Express Financial Corporation for federal income taxes        1,852
Deferred taxes, net                                                            36,528
Deferred distribution fees and other                                            5,928
                                                                         -------------

Total other assets                                                             44,308
                                                                         -------------

Total assets                                                              $ 5,403,727
                                                                         =============

AMERICAN EXPRESS CERTIFICATE COMPANY
BALANCE SHEET (CONTINUED)
June 30, 2004                                                              Unaudited
--------------------------------------------------------------------------------------
                                                                          (thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities
Certificate Reserves
Installment certificates:
  Reserves to mature                                                      $   131,585
  Additional credits and accrued interest                                       3,316
  Advance payments and accrued interest                                           483
  Other                                                                            33
Fully paid certificates:
  Reserves to mature                                                        4,799,406
  Additional credits and accrued interest                                      74,996
Due to unlocated certificate holders                                               59
                                                                         -------------

Total certificate reserves                                                  5,009,878
                                                                         -------------

Accounts Payable and Accrued Liabilities:
  Due to American Express Financial Corporation                                 1,060
  Due to other affiliates                                                         689
  Payable for investment securities purchased                                  27,529
  Equity index options, written                                                66,891
  Interest rate swap agreements                                                 2,900
  Other accrued liabilities                                                    23,592
                                                                         -------------

Total accounts payable and accrued liabilities                                122,661
                                                                         -------------

Total liabilities                                                           5,132,539
                                                                         -------------

Shareholder's Equity

Common stock, $10 par - authorized and
  issued 150,000 shares                                                         1,500
Additional paid-in capital                                                    303,844
Accumulated deficit:
  Appropriated for predeclared additional credits/interest                         20
  Appropriated for additional interest on advance payments                         15
  Unappropriated                                                              (21,382)
Accumulated other comprehensive loss, net of tax                              (12,809)
                                                                         -------------

Total shareholder's equity                                                    271,188
                                                                         -------------

Total liabilities and shareholder's equity                                $ 5,403,727
                                                                         =============

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF INCOME
Six Months Ended June 30, 2004                                             Unaudited
--------------------------------------------------------------------------------------
                                                                          (thousands)

Investment Income from Unaffiliated Investments
Interest income:
  Bonds and notes                                                           $ 101,243
  Mortgage loans on real estate and other loans                                13,170
  Certificate loans                                                               402
Dividends                                                                       1,828
Equity index options                                                            8,305
Interest rate swap agreements                                                  (3,217)
Other                                                                             612
                                                                         -------------

Total investment income                                                       122,343
                                                                         -------------

Investment Expenses
American Express Financial Corporation and affiliated company fees:
  Distribution                                                                 15,887
  Investment advisory and services                                              5,377
  Transfer agency                                                               1,733
  Depository                                                                      175
Other                                                                             730
                                                                         -------------

Total investment expenses                                                      23,902
                                                                         -------------

Net investment income before provision
  for certificate reserves and income tax provision                         $  98,441
                                                                         -------------

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF INCOME (Continued)
Six Months Ended June 30, 2004                                             Unaudited
--------------------------------------------------------------------------------------
                                                                          (thousands)

Provision for Certificate Reserves
According to the terms of the certificates:
  Provision for certificate reserves                                         $  3,123
  Interest on additional credits                                                  184
  Interest on advance payments                                                      8
Additional credits/interest authorized by AECC:
  On fully paid certificates                                                   57,309
  On installment certificates                                                   1,319
                                                                         -------------

Total provision for certificate reserves before reserve recoveries             61,943
Reserve recoveries from terminations prior to maturity                           (706)
                                                                         -------------

Net provision for certificate reserves                                         61,237
                                                                         -------------

Net investment income before income tax provision                              37,204
Income tax provision                                                          (12,840)
                                                                         -------------

Net investment income                                                          24,364
                                                                         -------------

Net realized gain on investments
  Securities of unaffiliated issuers before income tax provision                  994
  Income tax provision                                                           (348)
                                                                         -------------

Net realized gain on investments                                                  646
                                                                         -------------

Net income                                                                   $ 25,010
                                                                         =============

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF COMPREHENSIVE LOSS
Six Months Ended June 30, 2004                                            Unaudited
--------------------------------------------------------------------------------------
                                                                         (thousands)

Net Income                                                                  $  25,010
                                                                         -------------
Other Comprehensive Loss

Unrealized losses on Available-for-Sale securities:
  Unrealized holding losses arising during period                             (90,076)
  Income tax benefit                                                           31,528
                                                                         -------------
    Net unrealized holding losses arising during period                       (58,548)
                                                                         -------------

  Reclassification adjustment for losses included in net income                (1,416)
  Income tax benefit                                                              495
                                                                         -------------
    Net reclassification adjustment for losses included in net income            (921)
                                                                         -------------

Net unrealized losses on Available-for-Sale securities                        (59,469)
                                                                         -------------

Unrealized gains on interest rate swaps:
  Unrealized holding gains arising during period                                  528
  Income tax expense                                                             (185)
                                                                         -------------
    Net unrealized holding gains arising during period                            343
                                                                         -------------

  Reclassification adjustment for gains included in net income                  3,217
  Income tax expense                                                           (1,126)
                                                                         -------------
    Net reclassification adjustment for gains included in net income            2,091
                                                                         -------------

Net unrealized gains on interest rate swaps                                     2,434
                                                                         -------------

Net other comprehensive loss                                                  (57,035)
                                                                         -------------

Total comprehensive loss                                                    $ (32,025)
                                                                         =============

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF SHAREHOLDER'S EQUITY
Six Months Ended June 30, 2004                                              Unaudited
---------------------------------------------------------------------------------------
                                                                           (thousands)

Common Stock
  Balance at beginning and end of period                                    $   1,500
                                                                         =============

Additional Paid-in capital
  Balance at beginning of period                                            $ 323,844
  Return of capital to American Express Financial Corporation                 (20,000)
                                                                         -------------

  Balance at end of period                                                  $ 303,844
                                                                         =============

Accumulated Deficit
  Appropriated for predeclared additional
  credits/interest
    Balance at beginning of period                                          $     184
    Transferred to unappropriated                                                (164)
                                                                         -------------

    Balance at end of period                                                $      20
                                                                         =============

  Appropriated for additional interest on advance payments
    Balance at beginning and end of period                                  $      15
                                                                         =============

  Unappropriated
    Balance at beginning of period                                          $ (46,556)
    Net income                                                                 25,010
    Transferred from appropriated                                                 164
                                                                         -------------

    Balance at end of period                                                $ (21,382)
                                                                         =============

Accumulated Other Comprehensive Income(Loss), net of tax
  Balance at beginning of period                                            $  44,226
  Net other comprehensive loss                                                (57,035)
                                                                         -------------

  Balance at end of period                                                  $ (12,809)
                                                                         =============

Total Shareholder's Equity                                                  $ 271,188
                                                                         =============

AMERICAN EXPRESS CERTIFICATE COMPANY
STATEMENT OF CASH FLOWS
Six Months Ended June 30, 2004                                             Unaudited
--------------------------------------------------------------------------------------
                                                                          (thousands)
Cash Flows from Operating Activities
Net income                                                                $    25,010
Adjustments to reconcile net income to net
cash provided by operating activities:
  Interest added to certificate loans                                            (273)
  Amortization of premiums, accretion of discounts, net                        10,421
  Deferred taxes, net                                                           3,504
  Net realized gain on investments before income tax provision                   (994)
  Changes in other operating assets and liabilities:
      Deferred distribution fees, net                                             525
      Equity index options purchased and written, net                          (2,633)
      Dividends and interest receivable                                        (1,309)
      Other assets and liabilities, net                                        27,539
                                                                         -------------

Net cash provided by operating activities                                      61,790
                                                                         -------------

Cash Flows from Investing Activities
Available-for-Sale investments:
  Sales                                                                        35,586
  Maturities and redemptions                                                  467,987
  Purchases                                                                  (717,387)
Other investments:
  Sales                                                                         8,548
  Maturities and redemptions                                                   67,746
  Purchases                                                                   (72,572)
Certificate loans:
  Payments                                                                      1,034
  Fundings                                                                       (816)
Changes in amounts due to and from brokers, net                                21,039
                                                                         -------------

Net cash used in investing activities                                        (188,835)
                                                                         -------------

Cash Flows from Financing Activities
Payments from certificate owners                                            1,314,099
Net provision for certificate reserves                                         61,237
Certificate maturities and cash surrenders                                 (1,151,707)
Return of capital to American Express Financial Corporation                   (20,000)
                                                                         -------------

Net cash provided by financing activities                                     203,629
                                                                         -------------

Net increase in Cash and Cash Equivalents                                      76,584
Cash and Cash Equivalents at beginning of period                               25,099
                                                                         -------------

Cash and cash equivalents at end of period                                $   101,683
                                                                         =============

American Express Certificate Company                                                     Schedule 1
Investments in Securities of Unaffiliated Issuers
June 30, 2004
Unaudited
(thousands except were indicated otherwise)


                                                            Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
BONDS AND NOTES
U.S. Government-Direct Obligations
FANNIE MAE                                   2008  4.000% $       15,000    $     14,992    $    14,910
U.S. TREASURY                                2004  5.875%            165             165            168
U.S. TREASURY                                2006  5.625%            200             200            210
                                                          ----------------------------------------------
Total - U.S. Government-Direct Obligations                        15,365          15,356         15,287
                                                          ----------------------------------------------

Mortgage Backed Securities
AESOP FUNDING                                2009  3.720%          6,500           6,648          6,369 (d)
AMERICREDIT CORP                             2011  2.670%          4,200           4,105          4,067
ARG FUNDING CORP                             2007  1.730%          3,500           3,500          3,502 (d)
BALL_01-7WTC                                 2011  2.140%          8,213           8,213          6,345
BALL_01-FM                                   2016  6.119%          3,780           3,780          3,988 (d)
BANK OF AMERICA MORTGAGE SEC                 2034  4.018%          9,462           9,433          9,105
BANK OF AMERICA MORTGAGE SEC                 2033  4.224%         15,000          14,931         14,820
BANK OF AMERICA MORTGAGE SEC                 2034  4.059%          5,996           5,686          5,772
BANK ONE CORPORATION                         2011  3.860%         13,400          13,397         13,291
BOAMS_04-F_2A6                               2034  4.191%         10,000           9,720          9,753
BSCMS_03-TOP10                               2040  4.000%          8,421           8,465          8,211
CAPITAL ONE AUTO FINANCE TRUST               2009  3.320%         10,000          10,177         10,033
CDCSC_02-FX1                                 2019  5.252%          9,191           9,231          9,461
CENTEX HOME EQUITY CHECK_03-A                2031  3.750%         14,000          13,702         14,035
CENTEX HOME EQUITY CHEC_01-A                 2029  6.470%          6,952           6,969          7,136
CHASE MORTGAGE FINANCE CORP                  2029  6.500%          1,393           1,394          1,430
CIT EQUIPMENT COLLATERAL                     2008  3.500%          5,000           4,999          5,004
CMAC_98-C1                                   2031  6.490%         10,000          11,138         10,771
COMM_04-LNB3                                 2037  4.713%          7,500           7,537          7,549
DLJCMC_99-CG3                                2032  7.120%          6,347           6,358          6,738
DRAT_04-1                                    2008  3.500%          5,000           4,999          5,030
FANNIE MAE                                   2034  3.750%         10,000          10,188          9,941
FANNIE MAE                                   2033  4.542%         13,499          13,304         13,186
FANNIE MAE 105989                            2020  5.904%            400             419            412
FANNIE MAE 190726                            2033  4.825%          1,507           1,541          1,561
FANNIE MAE 249907                            2024  3.750%          1,351           1,371          1,348
FANNIE MAE 250670                            2011  7.000%            540             543            577
FANNIE MAE 250671                            2011  7.500%          1,772           1,774          1,898
FANNIE MAE 250857                            2012  7.000%          1,499           1,495          1,598
FANNIE MAE 252259                            2014  5.500%            103             101            106
FANNIE MAE 252344                            2014  5.500%          7,351           7,181          7,582
FANNIE MAE 252381                            2014  5.500%          7,095           6,920          7,297
FANNIE MAE 254010                            2008  5.500%          2,327           2,323          2,372
FANNIE MAE 254195                            2017  5.500%         10,569          10,540         10,847
FANNIE MAE 254508                            2012  5.000%         19,876          20,309         20,322
FANNIE MAE 254584                            2012  5.000%         30,466          30,981         31,150
FANNIE MAE 254586                            2013  5.000%         47,057          48,214         48,114
FANNIE MAE 254590                            2018  5.000%         34,142          34,425         34,297
FANNIE MAE 254591                            2018  5.500%         20,040          20,748         20,554

                                                           Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
FANNIE MAE 254663                            2013  5.000%          6,635           6,742          6,784
FANNIE MAE 254719                            2018  4.500%        120,296         121,391        118,123
FANNIE MAE 254720                            2018  4.500%         92,579          93,057         90,907
FANNIE MAE 303259                            2025  3.307%          1,227           1,256          1,222
FANNIE MAE 303445                            2009  5.500%          3,214           3,126          3,318
FANNIE MAE 303970                            2024  6.000%          5,230           5,160          5,378
FANNIE MAE 313042                            2011  7.000%          1,276           1,278          1,361
FANNIE MAE 313522                            2012  7.000%          2,989           3,001          3,175
FANNIE MAE 313561                            2012  8.000%          1,797           1,825          1,922
FANNIE MAE 323290                            2013  6.000%            270             268            282
FANNIE MAE 323748                            2014  6.500%          4,445           4,353          4,705
FANNIE MAE 323833                            2014  6.000%          2,268           2,247          2,369
FANNIE MAE 36225                             2016  9.000%             13              13             14
FANNIE MAE 367005                            2012  7.000%          1,111           1,105          1,181
FANNIE MAE 386642                            2008  3.930%         11,889          12,280         11,721
FANNIE MAE 40877                             2017  9.000%             21              22             24
FANNIE MAE 50973                             2009  6.000%          4,951           4,877          5,182
FANNIE MAE 509806                            2014  6.500%          1,820           1,802          1,925
FANNIE MAE 51617                             2017 10.000%             12              13             14
FANNIE MAE 545249                            2016  5.500%         13,280          13,333         13,629
FANNIE MAE 545303                            2016  5.000%         13,236          13,045         13,331
FANNIE MAE 545400                            2017  5.500%         17,379          17,293         17,836
FANNIE MAE 545492                            2022  5.500%          4,790           4,741          4,862
FANNIE MAE 545679                            2022  5.500%         10,407          10,130         10,564
FANNIE MAE 545786                            2032  5.643%          3,661           3,677          3,697
FANNIE MAE 555366                            2018  4.500%        144,310         145,623        141,448
FANNIE MAE 555724                            2018  4.500%         13,742          13,674         13,473
FANNIE MAE 566074                            2031  5.621%          2,308           2,306          2,356
FANNIE MAE 584507                            2031  5.855%          2,320           2,310          2,357
FANNIE MAE 584829                            2016  6.000%          4,539           4,505          4,736
FANNIE MAE 585743                            2016  5.500%         12,195          12,256         12,516
FANNIE MAE 616220                            2016  5.000%         10,638          10,435         10,714
FANNIE MAE 617270                            2017  5.000%         11,534          11,391         11,617
FANNIE MAE 620293                            2032  5.484%          5,276           5,227          5,363
FANNIE MAE 622462                            2016  5.500%          9,242           9,128          9,485
FANNIE MAE 623866                            2017  5.000%         12,471          12,435         12,560
FANNIE MAE 625943                            2017  5.000%         17,919          17,871         18,001
FANNIE MAE 626925                            2018  4.500%          5,358           5,407          5,250
FANNIE MAE 651629                            2032  5.256%          4,605           4,614          4,670
FANNIE MAE 653342                            2032  5.337%          2,667           2,677          2,689
FANNIE MAE 654158                            2032  5.011%          6,199           6,211          6,426
FANNIE MAE 654195                            2032  4.923%          5,465           5,469          5,534
FANNIE MAE 655646                            2032  5.777%          3,819           3,825          3,884
FANNIE MAE 655798                            2032  5.256%          8,691           8,674          8,790
FANNIE MAE 661349                            2032  5.438%          4,149           4,160          4,189
FANNIE MAE 661501                            2032  5.193%          3,501           3,518          3,547
FANNIE MAE 661744                            2032  5.376%          6,759           6,790          6,862
FANNIE MAE 664521                            2032  5.117%          6,832           6,864          6,933
FANNIE MAE 664750                            2032  5.002%          4,882           4,895          4,965
FANNIE MAE 670731                            2032  5.303%          7,600           7,630          7,883
FANNIE MAE 670779                            2032  5.136%          7,736           7,788          7,667
FANNIE MAE 670890                            2032  4.743%          9,845           9,886         10,126
FANNIE MAE 670912                            2032  5.065%          8,056           8,083          8,352
FANNIE MAE 670947                            2032  4.696%         10,911          10,966         11,221
FANNIE MAE 677680                            2018  4.500%         38,904          39,260         38,132
FANNIE MAE 685479                            2018  4.500%         31,154          31,372         30,526
FANNIE MAE 694852                            2033  5.033%          9,566           9,739          9,663
FANNIE MAE 70007                             2017  3.026%            270             273            269
FANNIE MAE 701161                            2018  4.500%         24,826          25,001         24,326
FANNIE MAE 70117                             2017  3.142%            103             104            103

                                                           Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
FANNIE MAE 701269                            2018  4.500%         23,659          23,828         23,182
FANNIE MAE 703991                            2018  4.500%         24,992          25,166         24,488
FANNIE MAE 704592                            2018  5.000%         15,850          16,388         15,906
FANNIE MAE 70694                             2005  9.500%             59              59             61
FANNIE MAE 708635                            2018  5.000%         11,077          11,452         11,117
FANNIE MAE 708646                            2018  4.500%         14,205          14,249         13,919
FANNIE MAE 722779                            2033  4.411%         14,695          14,727         14,963
FANNIE MAE 725558                            2034  4.600%          5,499           5,446          5,496
FANNIE MAE 725694                            2034  4.020%          7,500           7,346          7,346
FANNIE MAE 730652                            2018  4.500%         22,820          23,176         22,360
FANNIE MAE 73227                             2005  6.700%            580             579            614
FANNIE MAE 733525                            2033  3.936%         17,779          17,041         16,937
FANNIE MAE 739194                            2033  5.106%          7,598           7,621          7,609
FANNIE MAE 743856                            2033  4.734%          4,567           4,573          4,492
FANNIE MAE 758873                            2033  4.498%          9,109           9,003          8,879
FANNIE MAE 774968                            2034  4.763%          4,596           4,652          4,535
FANNIE MAE 88879                             2019  5.028%            403             409            405
FANNIE MAE 89125                             2019  2.750%          1,143           1,170          1,161
FANNIE MAE FNMA_01-22                        2011  6.000%         13,286          13,234         13,496
FANNIE MAE FNMA_02-41                        2030  6.000%            355             354            356
FANNIE MAE FNMA_02-5                         2028  5.625%          3,689           3,678          3,719
FANNIE MAE FNMA_02-9                         2042  5.000%         15,000          14,993         15,266
FANNIE MAE FNMA_03-28                        2022  5.000%         12,629          12,767         12,676
FANNIE MAE FNMA_99-8                         2014  6.000%          7,725           7,676          8,041
FHLMC_2382                                   2030  5.500%          9,836           9,767         10,096
FHLMC_2473                                   2030  5.500%          5,601           5,584          5,679
FHLMC_2478                                   2021  5.250%         13,373          13,356         13,656
FHLMC_2619                                   2022  5.000%         25,000          25,465         24,841
FMGT_03-T5                                   2013  4.055%          7,964           7,964          7,850
FNMA_02-10                                   2042  5.000%         12,500          12,528         12,712
FREDDIE MAC                                  2032  3.750%         10,000           9,952          9,464
FREDDIE MAC 1B0183                           2031  5.492%          4,199           4,147          4,249
FREDDIE MAC 350190                           2022  3.375%            615             633            621
FREDDIE MAC 405014                           2019  3.218%            141             141            141
FREDDIE MAC 405092                           2019  3.268%            329             326            331
FREDDIE MAC 405185                           2018  3.302%            453             451            458
FREDDIE MAC 405243                           2019  3.385%            156             158            157
FREDDIE MAC 405360                           2019  3.287%            212             215            214
FREDDIE MAC 405437                           2019  3.275%            152             152            154
FREDDIE MAC 405455                           2019  3.345%            131             133            132
FREDDIE MAC 405615                           2019  2.967%            280             283            280
FREDDIE MAC 605041                           2019  3.267%             27              27             27
FREDDIE MAC 605048                           2018  3.194%            155             155            156
FREDDIE MAC 605432                           2017  3.213%            156             156            156
FREDDIE MAC 605433                           2017  3.154%            310             310            311
FREDDIE MAC 605454                           2017  3.041%            823             820            824
FREDDIE MAC 606024                           2019  2.833%            449             445            450
FREDDIE MAC 606025                           2019  2.737%          1,230           1,233          1,231
FREDDIE MAC 630074                           2018  4.625%            106             106            108
FREDDIE MAC 780514                           2033  5.033%         20,271          20,817         20,150
FREDDIE MAC 780845                           2033  4.558%          9,364           9,096          9,230
FREDDIE MAC 780903                           2033  4.570%          9,420           9,331          9,166
FREDDIE MAC 785363                           2025  3.716%            635             641            658
FREDDIE MAC 785619                           2026  3.625%            313             314            321
FREDDIE MAC 785634                           2026  3.375%            320             321            329
FREDDIE MAC 788941                           2031  5.717%          1,634           1,609          1,667
FREDDIE MAC 840031                           2019  3.213%             36              36             37
FREDDIE MAC 840035                           2019  3.331%            140             140            142
FREDDIE MAC 840036                           2019  3.286%            320             322            328
FREDDIE MAC 840072                           2019  3.182%            423             422            424

                                                           Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
FREDDIE MAC 845154                           2022  3.402%            456             475            469
FREDDIE MAC 845523                           2023  3.301%            446             459            456
FREDDIE MAC 845654                           2024  3.692%          1,151           1,163          1,188
FREDDIE MAC 845730                           2023  3.458%          1,842           1,899          1,893
FREDDIE MAC 845733                           2024  3.492%          1,641           1,672          1,692
FREDDIE MAC 846072                           2029  3.427%            651             668            668
FREDDIE MAC 846107                           2025  3.568%            660             675            674
FREDDIE MAC 865008                           2018  5.933%            861             880            889
FREDDIE MAC C90581                           2022  5.500%          5,588           5,545          5,666
FREDDIE MAC C90582                           2022  5.500%          3,611           3,585          3,662
FREDDIE MAC E00151                           2007  7.500%            430             435            450
FREDDIE MAC E00383                           2010  7.000%          1,565           1,562          1,662
FREDDIE MAC E00388                           2010  7.000%            929             919            986
FREDDIE MAC E00426                           2011  6.500%            939             931            994
FREDDIE MAC E00484                           2012  6.500%            760             745            805
FREDDIE MAC E01140                           2017  6.000%         17,036          17,628         17,777
FREDDIE MAC E76761                           2014  6.500%          3,480           3,427          3,677
FREDDIE MAC E77557                           2014  6.500%            278             272            294
FREDDIE MAC E80594                           2014  6.500%            346             339            366
FREDDIE MAC E90153                           2017  6.000%          4,489           4,671          4,684
FREDDIE MAC E90154                           2017  6.000%         11,219          11,674         11,707
FREDDIE MAC E91041                           2017  5.000%         11,977          11,997         12,019
FREDDIE MAC E91491                           2012  5.000%          7,359           7,524          7,478
FREDDIE MAC E93341                           2012  5.000%         22,323          23,060         22,434
FREDDIE MAC E95403                           2018  5.000%         10,297          10,666         10,333
FREDDIE MAC E95556                           2013  4.500%          7,620           7,873          7,495
FREDDIE MAC E95562                           2013  4.500%         13,244          13,675         13,027
FREDDIE MAC E95671                           2018  5.000%         14,957          15,451         15,005
FREDDIE MAC E96172                           2013  4.500%         41,351          42,791         41,434
FREDDIE MAC FHLMC_2393                       2030  5.500%          7,923           7,898          8,142
FREDDIE MAC FHLMC_2542                       2022  5.500%         18,579          18,876         18,690
FREDDIE MAC FHLMC_2548                       2022  5.500%         49,025          49,595         50,147
FREDDIE MAC FHLMC_2550                       2022  5.500%         13,677          13,845         13,787
FREDDIE MAC FHLMC_2556                       2022  5.500%         60,411          61,252         60,942
FREDDIE MAC FHLMC_2558                       2022  5.500%         17,590          17,795         17,888
FREDDIE MAC FHLMC_2574                       2022  5.000%         13,141          13,309         13,045
FREDDIE MAC FHLMC_2586                       2023  5.500%         18,350          18,669         18,530
FREDDIE MAC FHLMC_2595                       2022  5.500%        123,271         125,576        125,932
FREDDIE MAC FHLMC_2597                       2022  5.500%         52,885          53,894         53,531
FREDDIE MAC FHLMC_2603                       2022  5.500%         45,869          46,748         46,831
FREDDIE MAC G10364                           2010  7.000%          1,764           1,756          1,873
FREDDIE MAC G10369                           2010  6.500%          4,300           4,259          4,553
FREDDIE MAC G10439                           2011  6.500%            471             462            499
FREDDIE MAC G10665                           2012  7.000%          5,938           5,923          6,303
FREDDIE MAC G10949                           2014  6.500%          2,406           2,374          2,542
FREDDIE MAC G11004                           2015  7.000%            810             806            862
FREDDIE MAC G11193                           2016  5.000%          8,448           8,323          8,479
FREDDIE MAC G11298                           2017  5.000%         12,458          12,483         12,502
FREDDIE MAC G30227                           2023  5.500%         13,022          13,551         13,200
GCCF_02-C1                                   2013  3.357%          4,271           4,269          4,227
GCCF_03-C2                                   2036  4.022%          6,000           6,109          5,878
GINNIE MAE                                   2031  4.043%          9,942           9,893          9,632
GINNIE MAE                                   2021  4.020%         10,000           9,927          9,927
GINNIE MAE                                   2027  3.629%         14,945          14,944         14,240
GINNIE MAE 8157                              2023  3.375%            858             873            853
GINNIE MAE 8206                              2017  3.375%            347             343            346
GINNIE MAE 8240                              2017  4.750%            158             151            162
GINNIE MAE 8251                              2017  4.750%             13              13             14
GINNIE MAE 8274                              2017  4.625%            485             476            496
GINNIE MAE 8283                              2017  4.625%             59              58             61

                                                           Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
GINNIE MAE 8293                              2017  4.625%            124             121            126
GINNIE MAE 8341                              2018  4.375%             35              34             35
GINNIE MAE 8353                              2018  4.375%            261             256            265
GINNIE MAE 8365                              2018  4.375%            370             361            377
GINNIE MAE 8377                              2018  4.750%            121             117            124
GINNIE MAE 8428                              2018  4.625%             55              55             57
GINNIE MAE 8440                              2018  4.625%            199             196            203
GINNIE MAE 8638                              2025  4.375%            970             978            989
GNMA_02-48                                   2030  5.750%          3,687           3,678          3,749
GNMA_02-81                                   2025  3.815%         14,875          14,781         14,474
GNMA_03-17                                   2018  2.578%          9,475           9,417          9,139
HARBORVIEW MORTGAGE LOAN TRUST               2034  4.850%          9,540           9,636          9,441
HERTZ CORP                                   2009  3.230%         15,000          14,995         14,342 (d)
HVMLT_04-5                                   2034  4.094%         10,000           9,595          9,636
JP MORGAN CHASE COMM MORT SEC                2041  4.278%          9,953           9,952          9,944
JP MORGAN CHASE COMM MORT SEC                2033  5.288%          2,411           2,408          2,453
JPMCCMSC_03-CIBC6                            2037  4.393%          9,497           9,375          9,416
JPMCMFC_99-C7                                2035  6.180%          4,960           4,965          5,209
KSL RECREATION GROUP INC                     2013  2.339%          7,000           7,000          7,014 (d)
LB COMM CONDUIT MORT TRUST LBC               2035  5.870%          2,339           2,339          2,404
LB-UBS COMM MORT TRUST LBUBSCM               2026  5.969%          7,500           7,522          7,936
LB-UBS COMM MORT TRUST LBUBSCM               2026  4.904%          7,500           7,524          7,689
LB-UBS COMM MORT TRUST LBUBSCM               2026  4.023%          5,500           5,519          5,464
LB-UBS COMM MORT TRUST LBUBSCM               2027  3.636%         14,270          14,331         14,108
LEHMAN BROTHERS - ABS                        2029  4.567%          6,000           6,030          6,036
LIFT - LEASE INVESTMENT FLIGHT               2016  1.641%          3,730           3,730          3,404
MERRILL LYNCH MORT INVEST INC                2033  4.086%         10,000           9,980          9,803
MORGAN STANLEY CAPITAL I MSCI_               2030  6.250%            336             336            340
MORGAN STANLEY CAPITAL I MSDWC               2040  3.270%          9,381           9,422          8,856
MSCI_00-HG                                   2005  7.826%          2,500           2,499          2,656 (d)
MSCI_97-XL1                                  2030  6.590%          1,384           1,384          1,385
MSDWCI_02-IQ2                                2035  4.090%          2,785           2,784          2,818
MSDWCI_02-IQ2                                2035  5.160%          2,500           2,507          2,580
MSDWCI_02-TOP7                               2039  5.380%          5,623           5,674          5,843
MSDWCI_04-T13                                2045  3.940%         15,000          14,663         14,471
NPF XII INC NPF12_00-2                       2003  1.530%         10,000             772            772 (b)(d)(e)
RESIDENTIAL ACCREDIT LOANS IN                2033  4.500%         11,144          11,030         11,128
RESTRUCTURED ASSET SECURITIES                2030  4.000%          9,576           9,535          9,310
SMALL BUSINESS ADMINISTRATION                2022  4.750%          4,640           4,737          4,538
SMALL BUSINESS ADMINISTRATION                2013  3.900%          3,773           3,827          3,707
SMALL BUSINESS ADMINISTRATION                2014  3.870%          6,933           7,023          6,808
STRUCTURED ADJUSTABLE RATE MOR               2034  4.935%          9,986          10,236          9,993
TOPT_01-TZH                                  2013  6.522%          5,000           4,998          5,186 (d)
WASHINGTON MUTUAL INC                        2034  3.813%         10,000           9,729          9,640
WASHINGTON MUTUAL INC                        2034  3.869%         10,000           9,590          9,675
WASHINGTON MUTUAL WAMU_03-A11                2033  3.990%          7,500           7,496          7,284
WASHINGTON MUTUAL WAMU_03-A12                2034  3.961%         12,500          12,494         11,985
WASHINGTON MUTUAL WAMU_03-AR3                2033  3.930%         10,000          10,000          9,896
WASHINGTON MUTUAL WAMU_04-AR7                2034  3.963%         10,000           9,627          9,644
WESTERN FINANCIAL SV                         2008  2.390%          5,000           5,000          4,983
                                                          ----------------------------------------------
Total - Mortgage Backed Securities                             2,558,377       2,567,684      2,550,836
                                                          ----------------------------------------------
Municipal Bonds
New Jersey
NEW JERSEY STATE TRNPK AUTH                  2009  3.140%          4,000           4,000          3,795
                                                          ----------------------------------------------
Total - New Jersey                                                 4,000           4,000          3,795
                                                          ----------------------------------------------

                                                           Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
New York
NEW YORK CITY GO - LT                        2008  3.000%          5,000           5,004          4,810
                                                          ----------------------------------------------
Total - New York                                                   5,000           5,004          4,810
                                                          ----------------------------------------------
Pennsylvania
WYOMING VALLEY PA SANI AUTH WT               2007  5.125%             60              60             62
                                                          ----------------------------------------------
Total - Pennsylvania                                                  60              60             62
                                                          ----------------------------------------------
Total - Municipal Bonds                                            9,060           9,064          8,668
                                                          ----------------------------------------------
Corporate Debt Securities
Corporate - Finance
ALLIANCE CAPITAL MGMT -LP                    2006  5.625%         12,500          12,469         13,034
ALLSTATE CORP                                2006  5.375%          5,000           4,992          5,227
ALLSTATE FINANCIAL GLOBAL FUND               2008  4.250%          5,000           4,992          5,003 (d)
AMB PROPERTY CORP                            2005  7.200%          5,000           4,998          5,323
AMERICAN GENERAL FINANCE CORP                2007  4.500%          7,500           7,485          7,624
AMERICAN GENERAL FINANCE CORP                2008  2.750%          7,500           7,420          7,120
AON CORP                                     2004  6.900%          3,000           3,000          3,000
ASSOCIATED BK GREEN BAY                      2007  3.700%          6,000           5,956          6,073
BANK OF AMERICA CORP                         2010  7.800%          5,000           5,840          5,746
BANK OF AMERICA CORP                         2009  5.875%          5,000           5,379          5,313
BANK OF NEW YORK CO INC                      2007  5.200%          7,000           7,068          7,308
BANK OF NEW YORK CO INC                      2009  3.625%         10,000           9,975          9,690
BANK ONE NA                                  2008  3.700%         19,000          19,176         18,921
BANKNORTH GROUP INC                          2008  3.750%          8,650           8,714          8,455
BEAR STEARNS COMPANIES INC                   2008  4.000%         10,000          10,433          9,966
BERKSHIRE HATHAWAY                           2008  3.375%         17,500          17,447         16,997
CAPITAL ONE BANK                             2006  6.875%          8,800           9,161          9,282
CITIGROUP INC                                2010  7.250%          6,500           7,498          7,320
COUNTRYWIDE HOME LOANS                       2006  5.500%          5,000           4,989          5,206
CREDIT SUISSE FIRST BOSTON INC               2008  4.625%         15,000          15,331         15,279
CREDIT SUISSE FIRST BOSTON INC               2009  3.875%          2,000           2,000          1,950
ERP OPERATING LP                             2009  4.750%         12,500          12,478         12,484
FIFTH THIRD BANCORP                          2008  3.375%         12,000          11,907         11,719
FLEETBOSTON FINANCIAL CORP                   2007  4.200%         11,000          11,138         11,160
FLEETBOSTON FINANCIAL CORP                   2005  7.250%          2,900           3,076          3,056
FORD MOTOR CREDIT CO                         2006  6.875%          5,000           5,037          5,244
GOLDMAN SACHS                                2005  7.625%         10,000          10,180         10,510
GOLDMAN SACHS GROUP INC                      2012  6.600%         10,000          10,152         10,761
HERTZ CORP                                   2004  1.770%         10,000          10,000          9,999
HOUSEHOLD FINANCE CORP                       2006  6.500%          2,000           1,998          2,108
HOUSEHOLD FINANCE CORP                       2007  5.750%          5,000           4,939          5,252
HOUSEHOLD FINANCE CORP                       2008  4.625%         12,000          12,291         12,216
JP MORGAN CHASE & COMPANY                    2008  4.000%         10,000          10,041         10,002
JP MORGAN CHASE & COMPANY                    2009  3.500%         10,000           9,944          9,596
KELLOGG UK HOLDING CO LIMITED                2006  4.490%          8,400           8,400          8,519 (d)
KEY BANK OF NY                               2008  7.500%          9,000          10,567         10,039
LABRANCHE & CO                               2009  9.500%          1,500           1,500          1,500 (d)
LEHMAN BROTHERS HLDGS                        2008  4.000%          5,000           5,170          4,995
LEHMAN BROTHERS HLDGS                        2010  4.375%          8,500           8,435          8,254
MARSH & MCLENNAN COMPANIES IN                2008  3.625%          5,000           4,991          4,913
MARSHALL & ILSLEY CORP                       2006  5.750%         10,000           9,997         10,593
MBNA AMERICA BANK NA                         2005  7.750%          6,000           5,994          6,323 (d)
MBNA CORP                                    2008  4.625%          5,000           4,993          5,014
MERRILL LYNCH & CO INC                       2009  4.750%         10,000           9,984         10,099
MERRILL LYNCH & CO INC                       2008  3.700%          7,500           7,693          7,383
MERRILL LYNCH & CO INC                       2010  4.500%          2,000           2,010          1,972

                                                           Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
MERRILL LYNCH AIG CBO                        2010  0.000%          6,500               0              0 (b)(e)
MERRILL LYNCH ELLIOTT & PAIGE                2010  0.000%         11,000               0              0 (b)(d)(e)
METLIFE INC                                  2005  3.911%         10,000          10,089         10,133
MGIC INVESTMENT CORP/WI                      2005  7.500%          7,000           6,992          7,416
MORGAN STANLEY                               2006  6.100%          5,000           4,998          5,260
MORGAN STANLEY                               2007  5.800%          5,000           4,991          5,276
MORGAN STANLEY                               2008  3.625%          5,000           5,015          4,914
MORGAN STANLEY                               2009  3.875%          9,000           8,976          8,769
NATIONWIDE BLDG SOCIETY                      2009  4.000%          5,000           4,990          4,941
NATWEST - NATIONAL WESTMINSTER               2009  7.375%         12,650          14,748         14,317
O'N'E' LOAN TRUST                            2007  2.550%         25,000          26,963         27,763 (b)(d)
OLD NATIONAL BANCORP                         2008  3.500%          7,000           6,982          6,800
POPULAR NA INC                               2008  4.250%         12,500          12,465         12,560
POPULAR NA INC                               2008  3.875%          2,500           2,503          2,447
PRICOA GLOBAL FUNDING I                      2008  4.350%         27,500          27,474         27,598 (d)
SAFECO CORP                                  2010  4.875%          6,000           5,974          6,051
SHEAR LEH HUTT HLDG                          2006  6.250%         10,000           9,992         10,561
SIMON DEBARTOLO GROUP INC                    2007  7.125%         10,000          10,154         10,978
SIMON PROPERTY GROUP INC                     2009  3.750%          5,000           4,966          4,800
SLM CORP                                     2008  3.625%         15,000          15,034         14,793
SOVEREIGN BANCORP INC                        2005 10.200%          2,925           2,925          3,064 (d)
ST PAUL COMPANIES                            2007  5.750%          7,000           6,986          7,343
SUNTRUST BANKS INC                           2011  6.375%          3,500           3,961          3,793
SUNTRUST BANKS INC                           2007  5.050%          7,500           7,498          7,779
TIAA GLOBAL MARKETS                          2008  3.875%          7,500           7,494          7,494 (d)
TRAVELERS PROPERTY CASUALTY                  2008  3.750%          5,000           4,990          4,932
UNION PLANTERS CORP                          2007  5.125%          5,000           4,999          5,189
US BANCORP                                   2008  3.125%          5,000           4,900          4,863
US BANK NA                                   2009  3.400%          4,000           3,987          3,833
US BANK NA                                   2011  6.375%         10,000          10,973         10,803
WACHOVIA BANK                                2005  7.450%          5,000           5,000          5,241
WACHOVIA BANK                                2006  4.950%          6,000           5,994          6,215
WACHOVIA CORP                                2009  3.625%         10,000           9,979          9,699
WASHINGTON MUTUAL INC                        2006  7.500%          1,400           1,397          1,518
WASHINGTON MUTUAL INC                        2008  4.375%         12,980          13,242         13,063
WASHINGTON MUTUAL SAVINGS BANK               2011  6.875%          1,500           1,684          1,642
WAYLAND INVESTMENT FUND LLC                  2004  7.790%          5,000           5,000          4,500 (d)
WELLS FARGO & CO                             2007  5.125%          5,000           5,000          5,211
WELLS FARGO & CO                             2008  3.500%          5,000           4,996          4,927
WELLS FARGO & CO                             2011  6.450%         14,000          15,739         15,264
WORLD SAVINGS BANK FSB                       2009  4.500%         30,000          30,135         30,054
                                                          ----------------------------------------------
Total - Corporate - Finance                                      711,205         707,423        709,357
                                                          ----------------------------------------------
Corporate - Industrial
ABITIBI CONSOLIDATED INC                     2005  8.300%          3,250           3,250          3,364
AINSWORTH LUMBER CO LTD                      2014  6.750%            700             649            656 (d)
ALCOA INC                                    2007  4.250%         10,000           9,979         10,147
AMERICAN AIRLINES                            2010  6.400%            801             117            641 (b)(d)
AMERICAN AIRLINES                            2010  6.400%            801             117            641 (b)(d)
AMERICAN AIRLINES                            2010  6.400%            801             117            641 (b)(d)
AMERICAN AIRLINES                            2011  6.400%          1,007             148            805 (b)(d)
AMERICAN AIRLINES                            2009  3.070%          1,204             181            963 (b)(d)
AMERICAN AIRLINES                            2009  3.080%          1,187             178            949 (b)(d)
AMERICAN STANDARD COMPANIES                  2008  7.375%          2,000           1,947          2,165
ANADARKO PETRO CORP                          2008  3.250%         10,000          10,109          9,755
AOL TIME WARNER                              2007  6.150%          8,000           8,569          8,470
APOGENT TECHNOLOGIES INC                     2013  6.500%          1,500           1,551          1,526
ARCH WESTERN FINANCE LLC                     2013  6.750%          1,000           1,021          1,000 (d)
ASHLAND INC                                  2005  7.830%          1,100           1,100          1,152

                                                           Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
BALL CORP                                    2012  6.875%          2,000           2,061          2,028
BCP CAYLUX HLDG LUX SCA                      2014  9.625%            500             506            518 (d)
BEAZER HOMES USA INC                         2013  6.500%            500             516            473
BOISE CASCADE                                2013  7.000%          1,500           1,589          1,534
BOYD GAMING CORP                             2014  6.750%            250             253            236 (d)
BRITISH SKY BROADCASTING                     2009  6.875%          1,500           1,464          1,638
BURLINGTON NORTHERN SANTA FE C               2005  6.375%          5,000           5,000          5,242
BURLINGTON NORTHERN SANTA FE C               2010  7.125%          5,000           5,747          5,586
CABLEVISION SYSTEMS - NY GRP -               2007  7.875%          2,500           2,425          2,600
CADBURY SCHWEPPES US                         2008  3.875%         12,500          12,468         12,262 (d)
CALIFORNIA STEEL INDUSTRIES                  2014  6.125%          1,500           1,491          1,399
CAMPBELL SOUP CO.                            2008  5.875%          6,000           6,682          6,376
CARNIVAL CORP                                2007  3.750%         10,000           9,970          9,887 (d)
CASCADES INC                                 2013  7.250%            435             447            433
CASE CORP                                    2005  7.250%          1,500           1,535          1,538
CATERPILLAR FINANCE SERVICES L               2004  6.875%          5,000           5,000          5,019
CBD MEDIA/FINANCE INC                        2011  8.625%            550             590            579
CHESAPEAKE ENERGY CORP                       2013  7.500%          1,500           1,584          1,560
CHESAPEAKE ENERGY CORP                       2014  7.500%          1,000           1,025          1,030 (d)
CINTAS CORP                                  2007  5.125%          2,000           2,000          2,095
COCA-COLA ENTERPRISES INC                    2007  5.250%         10,000           9,968         10,453
CONAGRA FOODS INC                            2005  7.500%          4,000           3,998          4,225
CONOCO FINANCIAL                             2006  5.450%          3,000           3,080          3,140
COTT BEVERAGES INC                           2011  8.000%          1,750           1,739          1,859
CSX CORP                                     2007  7.450%          3,600           3,974          3,942
CSX CORP                                     2009  4.875%          8,000           8,103          8,038
DAIMLER CHRYSLER NA - US                     2006  6.400%          6,000           6,117          6,312
DAIMLER CHRYSLER NA - US                     2008  4.750%          9,000           9,392          9,085
DAIMLER CHRYSLER NA - US                     2008  4.050%         10,000          10,125          9,809
DEX MEDIA WEST                               2010  8.500%            890             941            970
DIAGEO PLC                                   2007  3.500%          4,000           3,994          3,954
DIAGEO PLC                                   2008  3.375%         10,000           9,943          9,784
DISNEY COMPANY - THE WALT                    2006  5.500%         10,000          10,036         10,455
DISNEY COMPANY - THE WALT                    2007  5.375%          5,000           4,993          5,197
DOMINOS INC                                  2011  8.250%            500             525            528
DOW CHEMICAL                                 2009  4.027%         22,500          22,500         21,274 (d)
DRS TECHNOLOGIES INC                         2013  6.875%          1,800           1,822          1,755
ECHOSTAR DBS CORP                            2008  5.750%          1,500           1,500          1,479
ECHOSTAR DBS CORP                            2011  6.375%          1,000           1,000            985
EMMIS BROADCASTING CORP.                     2012  6.875%          1,000           1,004            980 (d)
ENCORE ACQUISITION CO                        2012  8.375%          1,000           1,058          1,070
ENCORE ACQUISITION CO                        2014  6.250%          1,000             949            940 (d)
EQUIFAX INC                                  2007  4.950%          4,000           3,995          4,127
EURAMAX INTERNATIONAL INC                    2011  8.500%          1,000           1,045          1,040
EXCO RESOURCES INC                           2011  7.250%            750             771            761
FEDEX CORP                                   2009  3.500%         27,000          26,945         25,914 (d)
FISHER SCIENTIFIC INTL INC                   2013  8.000%          1,000           1,061          1,070
FLEXTRONICS INTERNATIONAL                    2013  6.500%            800             808            780
FOREST OIL CORP                              2014  7.750%            500             540            510
FORT JAMES CORP                              2007  6.875%          1,000           1,025          1,050
FPRT_98-A                                    2023  0.000%              0               0              0 (d)
GANNETT CO INC                               2007  5.500%         10,000           9,959         10,499
GENERAL ELECTRIC CAP CORP                    2008  3.500%          7,500           7,494          7,387
GENERAL ELECTRIC CAP CORP                    2010  4.250%          2,000           1,991          1,945
GENERAL ELECTRIC CAP CORP                    2007  5.375%          5,000           4,989          5,244
GENERAL ELECTRIC CAP CORP                    2008  4.250%          4,000           3,983          4,056
GENERAL MILLS                                2007  5.125%          7,300           7,533          7,579
GENERAL MOTORS ACCEPTANCE CORP               2011  6.875%         12,500          13,392         12,816
GEORGIA GULF CORP                            2013  7.125%          1,200           1,226          1,215 (d)
GRAPHIC PKG INTL CORP                        2011  8.500%          1,000           1,102          1,070

                                                           Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
GULFTERRA ENERGY PARTNERS LP                 2010  6.250%            500             507            505
HALLIBURTON CO                               2010  5.500%          5,000           5,007          5,058
HALLMARK CARDS INC                           2008  4.220%         10,000          10,000          9,752 (d)
HARRAHS OPERATING CO                         2005  7.875%          2,000           2,027          2,113
HCA INC                                      2012  6.300%          1,800           1,826          1,801
HILTON HOTELS CORP                           2009  7.200%          1,500           1,550          1,590
HOLLINGER INTERNATIONAL PUBLIS               2010  9.000%            750             782            866
HORTON D R INC                               2009  8.000%          2,000           1,994          2,200
HOST MARRIOTT L.P.                           2013  7.125%          1,000           1,000            980
INTERNATIONAL PAPER COMPANY                  2008  3.800%         15,000          15,087         14,782
INTERNATIONAL PAPER COMPANY                  2009  4.250%          2,000           1,997          1,969
INTERNATIONAL PAPER COMPANY                  2010  4.000%          7,500           7,494          7,152
JC PENNEY INC                                2015  6.875%            500             524            513
JOHN DEERE CAPITAL CORPORATION               2008  3.900%         15,000          15,134         14,996
JONES APPAREL GROUP INC                      2006  7.875%          2,000           1,998          2,166
KAUFMAN & BROAD HOME                         2004  7.750%          3,000           2,999          3,038
KELLOGG CO.                                  2006  6.000%          5,150           5,394          5,405
KELLOGG CO.                                  2008  2.875%          5,000           4,999          4,771
KENDALL-JACKSON WINE ESTATES L               2009  2.420%         12,000          12,000         11,852 (d)
KEY ENERGY GROUP INC                         2013  6.375%            820             776            775
KIRBY CORPORATION                            2013  0.000%         15,000          15,000         14,078 (d)
KRAFT FOODS INC                              2006  4.625%         15,000          14,989         15,356
KRAFT FOODS INC                              2008  4.000%          4,000           3,980          3,942
KROGER COMPANY                               2006  8.150%          4,000           4,001          4,350
L-3 COMMUNICATIONS CORP                      2013  6.125%          2,500           2,491          2,413
LAMAR MEDIA CORP                             2013  7.250%            745             769            758
LEAR CORP                                    2005  7.960%          1,500           1,501          1,564
LIBERTY MEDIA CORP                           2006  3.500%          6,000           5,981          5,989
LIN TELEVISION CORP                          2013  6.500%          1,000             979            965
LOCKHEED MARTIN CORPORATION.                 2009  8.200%         16,000          19,218         18,749
LOUISIANA PACIFIC                            2005  8.500%          1,000             997          1,055
MANITOWOC CO                                 2013  7.125%          1,575           1,609          1,575
MASCO CORP                                   2007  4.625%          5,000           4,992          5,117
MEDIA GENERAL                                2006  6.950%          5,000           4,999          5,283
MEDIANEWS GROUP INC                          2013  6.875%          1,500           1,493          1,418
MERITOR AUTOMOTIVE INC                       2009  6.800%            500             518            509
MGM MIRAGE INC                               2009  6.000%          2,250           2,262          2,205
MOHEGAN TRIBAL GAMING AUTHORIT               2009  6.375%          1,500           1,516          1,504
MORRIS PUBLISHING                            2013  7.000%          1,000           1,000            950
NALCO CHEMICAL                               2011  7.750%          1,500           1,549          1,571 (d)
NEIGHBORCARE INC                             2013  6.875%            500             505            530 (d)
NEWFIELD EXPLORATION CO                      2011  7.625%          2,500           2,584          2,713
NEWS AMERICA HOLDINGS INC                    2008  6.625%         15,750          17,499         17,033
NORAMPAC INC                                 2013  6.750%          2,500           2,487          2,450
NORTEK INC                                   2010  4.870%          2,000           2,028          2,035 (d)
NORTHROP GRUMMAN                             2011  7.125%          5,000           5,624          5,619
NORTHWEST AIRLINES INC                       2011  6.841%         10,000          10,000          9,650
NOVA CHEMICALS CORPORATION                   2012  6.500%            500             512            493 (d)
OCCIDENTAL PETROLEUM CORP                    2008  7.375%          7,500           8,260          8,393
OFFSHORE LOGISTICS INC.                      2013  6.125%            500             478            475
OMNICARE INC                                 2013  6.125%          1,750           1,782          1,654
OWENS-BROCKWAY                               2011  7.750%          1,500           1,560          1,560
PACIFIC ENERGY PARTNERS                      2014  7.125%            500             509            508 (d)
PACKAGING CORP OF AMERICA                    2008  4.375%          3,250           3,238          3,216
PARK PLACE ENTERTAINMENT CORP                2013  7.000%          1,000           1,082          1,008
PAXSON COMM CORP                             2010  3.890%          1,500           1,500          1,500 (d)
PEABODY ENERGY CORP                          2013  6.875%          2,500           2,592          2,531
PRAXAIR INC.                                 2008  2.750%         15,000          14,949         14,302
QUEBECOR WORLD INC                           2006  7.200%         10,000          10,000         10,365 (d)
RAYTHEON COMPANY                             2010  6.550%          1,655           1,880          1,801

                                                           Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
RAYTHEON COMPANY                             2010  6.000%          2,500           2,773          2,640
RAYTHEON COMPANY                             2007  4.500%          6,250           6,329          6,348
RH DONNELLEY & SONS                          2009  3.750%          7,500           7,490          7,241 (d)
RIO ALTO EXPLORATION LTD                     2005  7.690%          9,000           9,000          9,494 (d)
RIO TINTO LTD                                2008  2.625%         12,500          12,498         11,720
ROGERS CABLE SYSTEMS                         2013  6.250%          1,500           1,523          1,412
RUSSEL METALS                                2014  6.375%            165             155            155
SAFEWAY INC                                  2007  4.800%          5,000           4,994          5,107
SARA LEE CORP                                2008  2.750%         15,000          14,959         14,305
SCHULER HOMES INC                            2009  9.375%          1,000           1,000          1,098
SCOTTS COMPANY                               2013  6.625%          1,500           1,530          1,500
SEAGATE TECHNOLOGY HOLDINGS                  2009  8.000%            250             269            261
SHAW COMMUNICATIONS INC                      2011  7.250%          1,250           1,305          1,297
SILGAN HOLDING                               2013  6.750%          1,000           1,001            970
SINCLAIR BROADCAST GROUP INC.                2012  8.000%            500             528            511
SPX CORP                                     2011  6.250%            500             504            486
STANDARD PACIFIC CP                          2008  6.500%          1,500           1,505          1,504
STANLEY WORKS                                2007  3.500%          2,500           2,493          2,481
STARWOOD HOTELS AND RESORTS WO               2012  7.875%            500             554            535
STATION CASINOS INC.                         2012  6.000%          1,000             953            968
SUSQUEHANNA MEDIA CO                         2013  7.375%          1,000           1,037          1,021
TARGET CORP                                  2009  5.375%          6,150           6,367          6,410
TEREX CORPORATION                            2014  7.375%            500             495            490
TEXTRON INC                                  2004  6.375%          3,000           3,000          3,003
THOMSON CORP                                 2009  4.250%          7,500           7,443          7,402
TIME WARNER ENTERTAINMENT CO                 2006  6.125%          8,000           7,993          8,381
TOYOTA MOTOR CREDIT CORP                     2008  2.875%         20,000          19,915         19,215
TRANS OCEAN CONTAINER CORP                   2007  6.670%            277             277            291 (d)
TRANSDIGM INC                                2011  8.375%            750             796            761
TRIAD HOSPITALS                              2013  7.000%            500             515            475
TRIAD HOSPITALS                              2012  7.000%          1,500           1,500          1,511
TTX COMPANY                                  2004  7.350%          4,000           4,000          4,064 (d)
TYCO INTL GROUP SA                           2009  6.125%         13,500          14,267         14,332
UNION PACIFIC CORP                           2009  3.875%          6,000           5,986          5,839
UNION PACIFIC CORP                           2010  3.625%          3,000           2,982          2,807
UNION TANK                                   2008  6.500%          2,203           2,201          2,317
UNITED AIR LINES INC                         2010  7.032%          3,920           3,920          3,236
UNITED HEALTHCARE                            2005  7.500%          6,000           5,993          6,367
UNITED RENTALS INC                           2012  6.500%            915             914            865
UNITED STATES STEEL                          2010  9.750%          1,500           1,583          1,654
UNIVERSAL COMPRESSION INC                    2010  7.250%            500             523            516
VAIL RESORTS INC                             2014  6.750%            500             510            474 (d)
VALERO ENERGY CORP                           2007  6.125%          3,500           3,496          3,706
VALMONT INDUSTRIES                           2014  6.875%          1,500           1,503          1,470 (d)
VALSPAR CORP                                 2007  6.000%         10,000           9,970         10,462
VIACOM INC                                   2007  5.625%         10,000          10,102         10,504
VIDEOTRON - LE GRPE LTD                      2014  6.875%          1,000           1,021            973
VIN & SPIRIT AB - V&S                        2008  3.570%         15,000          15,000         14,482 (d)
VIVENDI UNIVERSAL                            2008  6.250%          1,070           1,100          1,140
VWR INTERNATIONAL INC                        2012  6.875%          1,000           1,035          1,004 (d)
WABTEC                                       2013  6.875%          1,000           1,017            990
WALMART STORES                               2006  5.450%         10,000          10,143         10,467
WALMART STORES                               2011  4.125%         20,000          20,109         19,323
WCI COMMUNITIES                              2013  7.875%          1,810           1,857          1,828
WEYERHAEUSER CO                              2008  5.950%         10,000          10,307         10,555
XTO ENERGY INC                               2013  6.250%          1,500           1,542          1,566
XTO ENERGY INC                               2014  4.900%          1,000             994            943
                                                          ----------------------------------------------
Total - Corporate - Industrial                                   821,182         830,783        828,542
                                                          ----------------------------------------------

                                                           Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
Corporate - Utility
AMERICAN ELECTRIC POWER                      2006  6.125%          2,500           2,497          2,624
AMERICAN ELECTRIC POWER                      2010  5.375%          6,000           6,316          6,130
AMERICAN ELECTRIC POWER                      2009  2.534%         15,000          15,000         15,000 (d)
AMERITECH CAPITAL FUNDING CORP               2008  6.150%          7,000           7,721          7,565
BELLSOUTH CAP FUNDING                        2010  7.750%         15,000          17,392         17,135
BRITISH TELECOMM/PP                          2005  7.875%         12,500          12,912         13,365
CINCINNATI BELL INC                          2013  7.250%          1,250           1,274          1,169
CINGULAR WIRELESS LLC                        2006  5.625%          5,000           4,991          5,227
COMCAST CABLE COMMUNICATIONS I               2008  6.200%         15,000          16,261         15,980
COMCAST CABLEVISION                          2006  6.375%          1,300           1,299          1,364
CONSOLIDATED EDISON INC                      2008  6.250%          6,000           6,568          6,433
CONSOLIDATED EDISON INC                      2008  3.625%          9,000           8,977          8,822
CONSOLIDATED NAT GAS CO                      2008  6.625%          5,700           6,309          6,188
CONSUMERS ENERGY                             2008  6.375%          2,500           2,738          2,652
CONSUMERS ENERGY                             2008  4.250%          9,500           9,772          9,415
DEUTSCHE FINANCE NETHERLANDS B               2010  8.500%         15,750          19,097         18,405
DEUTSCHE FINANCE NETHERLANDS B               2008  3.875%          5,000           5,002          4,922
DPL INC                                      2011  6.875%          1,250           1,295          1,259
DTE ENERGY CO                                2009  6.650%          5,000           5,505          5,338
DUKE ENERGY CORP.                            2008  3.750%          4,500           4,501          4,441
DUKE ENERGY CORP.                            2008  4.200%         10,000          10,076          9,825
ENERGY EAST CORP                             2006  5.750%          7,500           7,478          7,799
FIRST ENERGY CORP                            2006  5.500%         10,000           9,994         10,341
FPL FUELS INC                                2006  2.340%          5,370           5,370          5,254 (d)
FPL FUELS INC                                2006  2.340%          4,630           4,630          4,530 (d)
FRANCE TELECOM                               2006  8.200%          2,850           2,916          3,056
KANSAS CITY POWER & LIGHT                    2005  7.125%         10,000          10,160         10,590
KANSAS CITY POWER & LIGHT                    2007  6.000%          4,000           3,995          4,203
MIDAMERICAN ENERGY HLDGS                     2008  3.500%          9,500           9,488          9,164
NISOURCE FINANCE CORPORATION                 2006  3.200%          3,000           3,002          2,982
NORTHERN STATES POWER                        2010  4.750%          3,500           3,492          3,526
PACIFIC GAS AND ELECTRIC COMPA               2009  3.600%         17,500          17,075         16,875
PACIFIC GAS AND ELECTRIC COMPA               2011  4.200%          6,250           6,234          5,951
PACIFICORP                                   2008  4.300%          6,500           6,492          6,500
PECO ENERGY COMPANY                          2008  3.500%         20,000          20,000         19,661
PLAINS EXPLOR & PROD                         2014  7.125%            895             905            911 (d)
PPL CORPORATION                              2005  7.750%          3,000           3,000          3,113
PPL CORPORATION                              2007  5.875%          6,135           6,677          6,491
PROGRESS ENERGY INC                          2006  6.750%          2,100           2,099          2,215
PROGRESS ENERGY INC                          2008  5.850%         10,000           9,997         10,469
PUB SERV CO OF COLORADO                      2008  4.375%          1,830           1,860          1,844
PUGET ENERGY INC                             2008  3.363%          3,500           3,500          3,362
SBC COMMUNICATIONS INC                       2011  6.250%          7,000           7,607          7,448
SBC COMMUNICATIONS INC                       2006  5.750%          5,000           5,070          5,232
SEMPRA ENERGY                                2009  4.750%         11,000          10,994         11,066
SOUTHERN COMPANY CAPITAL FUNDI               2007  5.300%          6,500           6,494          6,851
SOUTHWESTERN PUB SRV CO                      2006  5.125%          7,000           6,991          7,234
SPRINT CAPITAL CORP                          2008  6.125%         10,000          10,522         10,511
TAMPA ELECTRIC CO                            2007  5.375%          3,785           4,060          3,891
TELEFONICA EUROPE                            2005  7.350%          8,000           7,999          8,431
TELUS CORP ORD                               2007  7.500%          9,000           9,807          9,802
TRANS CONTINENTAL GAS PIPELINE               2011  7.000%            750             797            769
VERIZON COMMUNICATIONS                       2012  6.875%          4,000           4,401          4,288
VIRGINIA ELEC & PWR CO                       2006  5.750%          4,675           4,669          4,878
VODAFONE GROUP PLC                           2005  7.625%         10,000          10,039         10,310
VODAFONE GROUP PLC                           2010  7.750%          4,400           5,275          5,048
VODAFONE GROUP PLC                           2008  3.950%          3,500           3,538          3,497
WESTERN RESOURCES                            2007  7.875%          2,448           2,676          2,695
WISCONSIN ENERGY                             2006  5.875%         10,000           9,981         10,454

                                                           Balance Held at
                                                         06/30/04 Principal
                                                           Amount of Bonds
                                                             & Notes or                         Value at
                                                          Number of Shares        Cost          06/30/04
Issuer Name and Issuer Title                                   (Note f)      (Notes a, c & f) (Notes a & f)
-------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY                             2008  5.500%          2,500           2,605          2,605
XCEL ENERGY                                  2008  3.400%          2,500           2,429          2,401
                                                          ----------------------------------------------
Total - Corporate - Utility                                      404,868         419,821        419,505
                                                          ----------------------------------------------
Total - Corporate Debt Securities                              1,937,254       1,958,026      1,957,405
                                                          ----------------------------------------------
Total - BONDS AND NOTES                                   $    4,520,057       4,550,131      4,532,195
                                                          ===============-------------------------------

PREFERRED STOCK
Preferred Stock - Stated Maturity
Corporate - Industrial
BHP OPERATIONS                               2006  6.760%             50           5,000          5,298 (d)
WHIRLPOOL CORP                               2008  6.550%              9             902            949 (d)
                                                                         -------------------------------
Total - Corporate - Industrial                                                     5,902          6,247
                                                                         -------------------------------
Corporate - Utility
AMERENCILCO                                  2008  5.850%             35           3,499          3,454
APPALACHIAN POWER                            2008  5.900%              5             468            453
APPALACHIAN POWER                            2008  5.920%              6             561            558
INDIANA MICHIGAN PWR CO                      2009  6.300%             52           5,224          5,290
INDIANA MICHIGAN PWR CO                      2009  6.250%             20           2,000          2,019
INDIANA MICHIGAN PWR CO                      2009  5.900%             28           2,762          2,809
LOUISVILLE GAS & ELECTRIC CO                 2008  5.875%             11           1,139          1,142
OHIO POWER CO                                2009  5.900%             25           2,459          2,455
POTOMAC ELECTRIC                             2007  6.800%            146           7,279          7,324
SAN DIEGO GAS & ELEC COMPANY                 2008  7.050%             51           1,299          1,389
                                                                         -------------------------------
Total - Corporate - Utility                                                       26,690         26,894
                                                                         -------------------------------
Total - Preferred Stock - Stated Maturity                                         32,591         33,142
                                                                         -------------------------------
Preferred Stock - Perpetual
Corporate - Finance
CITIBANK-NEW YORK NY                               0.000%            100          10,000         10,050
CITIGROUP INC                                      5.860%            150           7,782          7,705
                                                                         -------------------------------
Total - Preferred Stock - Perpetual                                               17,782         17,755
                                                                         -------------------------------
Total - PREFERRED STOCK                                                           50,373         50,896
                                                                         -------------------------------
Short-term Mortgage-Backed
FEDERAL HOME LOAN MORTGAGE CORP                                                   14,980         14,980
                                                                         -------------------------------
Total - Short-term Mortgage-Backed                                                14,980         14,980
                                                                         -------------------------------
Short-term Commercial Paper
ABCP-SCALDIS CAPITAL LLC                                                          14,944         14,944
ABCP-WHITE PINE FINANCE LLC                                                        9,969          9,969
                                                                         -------------------------------
Total - Short-term Commercial Paper                                               24,913         24,913
                                                                         -------------------------------
TOTAL Investments in Securities of Unaffiliated Issuers                   $    4,640,397   $  4,622,984
                                                                         ===============================

NOTES:

a) All available for sale securities are carried at fair value on the balance sheet.

b) In the absence of readily available market quotations, securities are valued by AmEx Certificate Company at fair value.

c) Aggregate original cost of investment in securities of unaffiliated issuers for federal income tax purposes was approximately $4.7 billion.

d) Securities acquired in private placement transactions. Securities may require registration under federal securities law if they were to be publicly sold.

e)   Non-income  producing  securities

f)   Individual items may not add to sub-totals and totals due to rounding.

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